Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Financial Instruments
Schedule of fair value of the derivative assets

	December 31, 2017	June 30, 2018
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	11,535	31,629
Forward foreign exchange contracts	2,123	101
Derivative assets designated and effective as hedging instruments carried at fair value
Cross currency swaps	4,553	5,916

Total	18,211	37,646

Derivative financial instruments, current assets	2,199	6,206
Derivative financial instruments, non-current assets	16,012	31,440

Total	18,211	37,646

Schedule of fair value of the derivative liabilities

	December 31, 2017	June 30, 2018
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	605	212
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	1,210	1,152
Forward foreign exchange contracts	—	894

Total	1,815	2,258

Derivative financial instruments, current liability	1,815	1,109
Derivative financial instruments, non-current liability	—	1,149

Total	1,815	2,258

Schedule of principal terms of the forward foreign exchange contracts held for trading

Company	Counterparty	Trade Date	Number of Contracts	Settlement Dates	Fixed Exchange Rate (USD/GBP)	Total Exchange Amount (in thousands)
GasLog	SEB	August 2017	6	July-December 2018	1.3042	£1,800

					Total	£1,800

Company	Counterparty	Trade Date	Number of Contracts	Settlement Dates	Fixed Exchange Rate (USD/EUR)	Total Exchange Amount (in thousands)
GasLog	Nordea Bank Finland	August 2017	6	July-December 2018	1.1986	€4,500
GasLog	SEB	August 2017	6	July-December 2018	1.1966	€6,000
GasLog	DNB	October 2017	1	July 2018	1.1746	€1,995
GasLog	Citibank	November 2017	1	July 2018	1.2023	€2,000
GasLog	Citibank	November 2017	1	August 2018	1.2048	€2,000
GasLog	Citibank	November 2017	1	September 2018	1.2072	€2,000
GasLog	Citibank	November 2017	1	October 2018	1.2099	€2,000
GasLog	Citibank	November 2017	1	November 2018	1.2123	€2,000
GasLog	Citibank	November 2017	1	December 2018	1.2148	€2,000
GasLog	Citibank	May 2018	1	July 2018	1.1758	€1,000
GasLog	Citibank	May 2018	1	August 2018	1.1786	€1,000
GasLog	Citibank	May 2018	1	September 2018	1.1816	€1,000
GasLog	Citibank	May 2018	1	October 2018	1.1844	€1,000
GasLog	Citibank	May 2018	1	November 2018	1.1875	€1,000
GasLog	Citibank	May 2018	1	December 2018	1.1905	€1,000
GasLog	SEB	May 2018	6	July-December 2018	1.1831	€6,000
GasLog	HSBC	May 2018	6	July-December 2018	1.1847	€3,000
GasLog	Citibank	May 2018	1	January 2019	1.1954	€2,500
GasLog	Citibank	May 2018	1	February 2019	1.1983	€2,500
GasLog	Citibank	May 2018	1	March 2019	1.2012	€2,500
GasLog	SEB	May 2018	3	January-March 2019	1.1984	€7,500
GasLog	ABN	June 2018	1	April 2019	1.1903	€2,500
GasLog	ABN	June 2018	1	May 2019	1.1936	€2,500
GasLog	ABN	June 2018	1	June 2019	1.1968	€2,500
GasLog	DNB	June 2018	1	April 2019	1.1910	€2,500
GasLog	DNB	June 2018	1	May 2019	1.1943	€2,500
GasLog	DNB	June 2018	1	June 2019	1.1975	€2,500

					Total	€69,495

Interest rate swaps held for trading
Derivative Financial Instruments
Schedule of principal terms of the hedging instruments

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Termination Date	Fixed Interest Rate	December 31, 2017	June 30, 2018
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2020	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog	DNB Bank ASA ("DNB")	July 2016	July 2016	July 2020	1.784%	73,333	73,333
GasLog (1)	DNB	July 2016	July 2016	July 2021	1.729%	73,333	73,333
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog (3)	HSBC Bank plc ("HSBC")	July 2016	July 2016	July 2020	1.896%	33,333	—
GasLog (3)	HSBC	July 2016	July 2016	July 2021	1.818%	33,333	—
GasLog	HSBC	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog	Nordea Bank Finland	July 2016	July 2016	July 2020	1.905%	66,667	66,667
GasLog (2)	Nordea Bank Finland	July 2016	July 2016	July 2021	1.84%	66,667	—
GasLog	Nordea Bank Finland	July 2016	July 2016	July 2022	1.815%	66,667	66,667
GasLog	Skandinavinska Enskilda Banken AB ("SEB")	July 2016	July 2016	July 2020	1.928%	50,000	50,000
GasLog	SEB	July 2016	July 2016	July 2021	1.8405%	50,000	50,000
GasLog (3)	SEB	July 2016	July 2016	July 2022	1.814%	50,000	—
GasLog	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%	100,000	100,000
GasLog	Nordea Bank Finland	Feb 2017	Feb 2017	Mar 2022	2.0145%	100,000	100,000
GasLog	ABN Amro Bank NV ("ABN")	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	100,000
GasLog (4)	Nordea Bank Finland	May 2018	July 2020	July 2026	3.070%	—	N/A
GasLog (2)	Nordea Bank Finland	May 2018	May 2018	July 2026	2.562%	—	66,667
GasLog (4)	SEB	May 2018	July 2020	July 2024	3.025%	—	N/A
GasLog (3)	SEB	May 2018	Apr 2018	July 2025	2.300%	—	50,000
GasLog (4)	DNB	May 2018	July 2020	July 2024	3.056%	—	N/A
GasLog (1)	DNB	May 2018	July 2018	July 2025	2.472%	—	N/A
GasLog (3)	HSBC	May 2018	Apr 2018	July 2024	2.475%	—	33,333
GasLog (3)	HSBC	May 2018	Apr 2018	July 2025	2.550%	—	33,333
GasLog (4)	Citibank Europe Plc. ("CITI")	May 2018	July 2020	July 2024	3.082%	—	N/A
GasLog (4)	CITI	May 2018	July 2021	July 2025	3.095%	—	N/A

					Total	1,170,000	1,170,000

(1)

In May 2018, the Group terminated an interest rate swap originally maturing in July 2021 with an effective date of July 2018. This swap was subsequently replaced with a new swap of the same notional amount of $73,333 with an effective date of July 2018 and a new maturity date of July 2025.

(2)						Effective May 2018, the Group terminated the interest rate swap originally maturing in July 2021 and replaced with a new swap of the same notional amount of $66,667 maturing in July 2026.
(3)

Effective May 2018, the Group terminated the interest rate swap with SEB originally maturing in July 2022 and replaced with a new swap of the same notional amount of $50,000 with an effective date of April 2018 and a new maturity date of July 2025. In addition, in May 2018, the Group terminated the interest rate swap agreements with HSBC with an aggregate notional value of $66,666 and entered into new agreements of the same notional amounts with an effective date April 2018.

(4)

In May 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $250,000, with effective dates in July 2020 and July 2021, maturing between 2024 and 2026.

Cross currency swaps qualified as cash flow hedging instruments
Derivative Financial Instruments
Schedule of principal terms of the hedging instruments

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Termination Date	Fixed Interest Rate	December 31, 2017	June 30, 2018
GasLog	DNB	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog	SEB	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog	Nordea Bank Finland	June 2016	June 2016	May 2021	8.59%	30,050	30,050

					Total	90,150	90,150